NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Disclosure of noncurrent assets held-for-sale [abstract]
NON-CURRENT ASSETS HELD FOR SALE

NOTE 13 – NON-CURRENT ASSETS HELD FOR SALE

The movement of the non-current assets held for sale during the years ended December 31, 2024, 2023 and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at the beginning of the year	Ps.	101,184	Ps.	92,830	Ps.	208,426
Additions		102,486		72,466		74,812
Assets sold, net (1)		(53,838)		(118,808)		(51,863)
Increase / decrease due to changes in fair value		(4,662)		(268)		(76)
Reclassifications (2)		(44,457)		62,058		(88,609)
Effect of movements in exchange rates		4,501		(7,094)		13,960
Loss of control in subsidiary (3)		—		—		(72,014)
Discontinued operation (3)(4)		—		—		8,194
Balance at year end	Ps.	105,214	Ps.	101,184	Ps.	92,830
(1)	From the leaseback operation with the NEXUS Real Estate Capital Funds includes withdrawals for December 31, 2024 by Ps. (17,825) December 31, 2023 by Ps. (79,546) and for December 31, 2022 by Ps. (15,179).
(2)	Includes for December 31, 2024 reclassifications: i) to investment properties by Ps. (22,370); ii) to other assets by Ps. (27,868); from intangible assets in concession arrangements by Ps. 6,974 and iii) to Properties, plant and equipment for Ps. (1,193), to December 31, 2023 reclassifications to i) to investment properties by Ps. (95,593) ii) from other assets by Ps. 25,654 and iii) from Properties, plant and equipment for Ps. 131,997 for December 31, 2022 reclassifications to i) to investment properties by Ps. (31,184) ii) to other assets by Ps. (62,943) and iii) from Properties, plant and equipment for Ps. 5,536.
(3)	See note 1.1 “Discontinued operations of BAC Holding”
(4)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022

The following is the detail of the non-current assets held for sale:

	December 31, 2024		December 31, 2023
Foreclosed assets
Vehicles	Ps.	8,144	Ps.	3,421
Other movable property		1,093		—
Residential real estate		24,361		15,070
Other real estate		40,930		35,024
	Ps.	74,528	Ps.	53,515
Assets received from leasing agreements
Vehicles		—		559
Real estate		3,666		10,373
	Ps.	3,666	Ps.	10,932
Other non-current assets held for sale
Land	Ps.	5,158	Ps.	15,534
Real estate		14,889		20,925
Other		6,973		278
	Ps.	27,020	Ps.	36,737
Total non-current assets held for sale	Ps.	105,214	Ps.	101,184

The following is the detail of the associated liabilities to assets held for sale:

	December 31, 2024		December 31, 2023
Other accounts payable	Ps.	3,544	Ps.	4,338
Provisions		—		532
Total	Ps.	3,544	Ps.	4,870

Non-current assets held for sale are primarily assets received through foreclosure of assets pledged as loan collateral. Accordingly, the banks of Grupo Aval has the intention to sell them immediately, our subsidiaries have departments, processes and special sales programs for this purpose. Foreclosed assets are either sold for cash or financing for their sale is provided to potential buyers under normal market conditions. These are expected to be sold within a period of 12 months subsequent to their classification as assets held for sale. There are option contracts in place for some of these assets. Note (4.1.8) on credit risk contains information on assets received through foreclosure and sold during the period.